Earnings per share (Details 1) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares at April 01, 2019	179,144,347	53,684,647	53,530,787
Effect of shares issued on exercise of stock options	35,938	226,075	11,683
Effect of partly paid shares	0	100,419,521	96,875,000
Weighted average number of equity shares and equivalent shares outstanding	179,180,285	154,330,243	150,417,470